SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2021 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense — 0.9%
L3Harris Technologies, Inc.	12,600	$2,747,556
Mercury Systems, Inc.*	31,500	2,061,675
		4,809,231
Airlines — 0.3%
Delta Air Lines, Inc.*	27,900	1,330,272

Banks — 3.1%
Bank of America Corp.	36,700	1,555,713
JPMorgan Chase & Co.	25,500	4,188,120
PNC Financial Services Group, Inc., (The)	19,200	3,737,856
Zions Bancorp NA	113,800	6,586,744
		16,068,433
Beverages — 0.1%
Monster Beverage Corp.*	5,300	499,631

Biotechnology — 4.1%
Exelixis, Inc.*	97,800	2,205,390
Incyte Corp.*	39,300	3,292,554
Regeneron Pharmaceuticals, Inc.*	10,700	5,376,001
Vertex Pharmaceuticals, Inc.*	48,400	10,097,692
		20,971,637
Commercial Services — 2.8%
Cintas Corp.	7,600	2,686,904
FleetCor Technologies, Inc.*	3,600	987,984
Robert Half International, Inc.	38,200	3,391,778
S&P Global, Inc.	19,000	7,209,930
		14,276,596
Computers — 4.1%
Accenture PLC, Class A, (Ireland)	9,800	2,765,168
Apple, Inc.	105,100	13,096,511
Fortinet, Inc.*	22,000	4,807,880
		20,669,559
Distribution & Wholesale — 1.4%
Fastenal Co.	53,600	2,842,944
WW Grainger, Inc.	8,500	3,928,360
		6,771,304
Distribution/Wholesale — 0.8%
Copart, Inc.*	32,600	4,205,726

Diversified Financial Services — 2.4%
Cboe Global Markets, Inc.	107,400	11,953,620

Electric — 0.7%
Alliant Energy Corp.	32,000	1,828,800
Dominion Resources, Inc.	22,900	1,743,606
		3,572,406
Electronics — 0.4%
Garmin Ltd., (Switzerland)	7,500	1,066,800
Keysight Technologies, Inc.*	8,600	1,224,468
		2,291,268
Environmental Control — 1.7%
Republic Services, Inc.	39,000	4,258,020
Waste Management, Inc.	30,700	4,318,876
		8,576,896
Food — 2.5%
Flowers Foods, Inc.	108,900	2,623,401
Hershey Co., (The)	8,000	1,384,400
Hormel Foods Corp.	54,000	2,621,160
Ingredion, Inc.	11,000	1,044,230
J M Smucker Co., (The)	19,000	2,532,510
Kroger Co., (The)	35,000	1,294,300
US Foods Holding Corp.*	25,800	1,004,652
		12,504,653
Healthcare-Products — 5.7%
Cooper Cos. Inc., (The)	3,400	1,337,730
ICU Medical, Inc.*	5,000	1,040,300
IDEXX Laboratories, Inc.*	35,100	19,589,661
Masimo Corp.*	8,600	1,854,160
West Pharmaceutical Services, Inc.	12,700	4,413,377
		28,235,228
Healthcare-Services — 3.0%
Amedisys, Inc.*	11,100	2,867,907
Chemed Corp.	16,500	8,107,110
Humana, Inc.	9,400	4,114,380
		15,089,397
Home Builders — 2.0%
NVR, Inc.*	2,100	10,263,183

Home Furnishings — 1.5%
Dolby Laboratories, Inc., Class A	79,100	7,715,414

Insurance — 3.4%
Allstate Corp., (The)	9,500	1,297,795
Arthur J Gallagher & Co.	9,600	1,407,456
Fidelity National Financial, Inc.	93,600	4,398,264
First American Financial Corp.	117,300	7,543,563
Progressive Corp., (The)	23,300	2,308,564
		16,955,642
Internet — 7.1%
Alphabet, Inc., Class A*	1,700	4,006,645
Amazon.com, Inc.*	5,900	19,016,113
Etsy, Inc.*	23,000	3,788,790
F5 Networks, Inc.*	49,300	9,141,699
		35,953,247
Iron/Steel — 0.8%
Reliance Steel & Aluminum Co.	23,700	3,983,259

Machinery-Diversified — 0.2%
Middleby Corp., (The)*	6,400	1,051,392

Media — 1.6%
Cable One, Inc.	2,200	3,994,232
New York Times Co., (The)	23,900	1,023,398
World Wrestling Entertainment, Inc.	49,900	2,786,416
		7,804,046
Office/Business Equip — 0.4%
Zebra Technologies Corp., Class A*	3,800	1,888,790

Oil & Gas — 0.8%
Chevron Corp.	13,900	1,442,681
Exxon Mobil Corp.	25,000	1,459,250
HollyFrontier Corp.	37,000	1,201,390
		4,103,321
Packaging & Containers — 0.8%
Sonoco Products Co.	60,000	4,051,200

Pharmaceuticals — 5.3%
AbbVie, Inc.	10,900	1,233,880
Bristol-Myers Squibb Co.	14,700	966,084
Jazz Pharmaceuticals PLC, (Ireland)*	45,600	8,122,728
Merck & Co., Inc.	85,700	6,503,773
Zoetis, Inc.	57,600	10,176,768
		27,003,233
REITS — 1.1%
AvalonBay Communities, Inc.	6,200	1,283,028
Rexford Industrial Realty, Inc.	81,000	4,473,630
		5,756,658
Retail — 12.2%
Best Buy Co., Inc.	97,800	11,368,272
Costco Wholesale Corp.	9,500	3,593,565
Dollar General Corp.	19,600	3,978,016
Lululemon Athletica, Inc.*	32,100	10,372,473
Nu Skin Enterprises, Inc., Class A	24,800	1,491,968
Target Corp.	71,700	16,270,164
Wal-Mart Stores, Inc.	102,900	14,614,887
		61,689,345
Semiconductors — 2.7%
Advanced Micro Devices, Inc.*	114,300	9,153,144
Texas Instruments, Inc.	22,800	4,327,896
		13,481,040
Software — 21.5%
Activision Blizzard, Inc.	41,500	4,035,875
Adobe Systems, Inc.*	30,200	15,238,316
Cadence Design Systems, Inc.*	19,400	2,463,606
Cerner Corp.	84,400	6,604,300
Dropbox, Inc., Class A*	207,900	5,686,065
Electronic Arts, Inc.	14,700	2,101,071
Fiserv, Inc.*	38,800	4,469,760
Intuit, Inc.	41,100	18,046,599
Microsoft Corp.	69,300	17,302,824
Paycom Software, Inc.*	29,400	9,690,240
ServiceNow, Inc.*	5,100	2,416,788
Synopsys, Inc.*	5,300	1,348,002
Take-Two Interactive Software, Inc.*	75,400	13,991,224
Zynga, Inc., Class A*	494,100	5,356,044
		108,750,714
Telecommunications — 2.5%
Cisco Systems, Inc.	65,200	3,449,080
T-Mobile US, Inc.*	7,600	1,075,020
Verizon Communications, Inc.	142,400	8,044,176
		12,568,276
Transportation — 1.5%
Expeditors International of Washington, Inc.	42,000	5,278,980
Landstar System, Inc.	13,800	2,352,900
		7,631,880
Water — 0.3%
American Water Works Co., Inc.	11,100	1,720,722

TOTAL COMMON STOCKS
(Cost $393,817,650)		504,197,219

SHORT-TERM INVESTMENTS - 1.0%
U.S. Bank Money Market Deposit Account, 0.01%(a)	4,847,060	4,847,060
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,847,060)		4,847,060
TOTAL INVESTMENTS - 100.7%
(Cost $398,664,710)		509,044,279
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(3,446,638)
NET ASSETS - 100.0%		$505,597,641

*	Non-income producing security
(a)	The rate shown is as of May 31, 2021.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Large Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$504,197,219	$504,197,219	$-	$-
Short-Term Investments	4,847,060	4,847,060	-	-
Total Investments*	$509,044,279	$509,044,279	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.